Business Realignment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Restructuring Cost and Reserve [Line Items]
Severance payments	$ 8,000,000
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	12,669,000	15,276,000	42,995,000
Selling, General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,020,000	1,175,000	5,506,000
Other expense (income), net
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	632,000
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	13,066,000	15,427,000	44,058,000
Number of employees used for severance costs	496	466	1,454
Aerospace
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment		1,024,000	575,000
Number of employees used for severance costs		49	47
Climate and Industrial Controls
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 1,255,000		$ 3,868,000
Number of employees used for severance costs	25		254